Pension obligations - Schedule of movement in the net defined benefit obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan, beginning balance	$ 2,684	$ 1,386
Current service cost	960	769
Impact of plan changes		(319)
Interest cost / (income)	6	12
Defined benefit plan costs	(966)	(462)	$ (535)
Employee contributions	0	0
Employer contributions	(690)	(515)
Transfers from joiners' previous plans	0	0
Increase (decrease) through changes other than recognized in profit (loss) or remeasurement, net defined benefit liability (asset)	690	515
Exchange differences	278	5
Change in financial assumptions		686
Other actuarial losses	775	609
Plan asset gains	(10)	(2)
Exchange differences		53
Change in demographic assumptions	(460)
Remeasurements	305	1,346
Defined benefit plan, ending balance	3,543	2,684	1,386
Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan, beginning balance	7,880	4,372
Current service cost	960	769
Impact of plan changes		(319)
Interest cost / (income)	17	37
Defined benefit plan costs	(977)	(487)
Employee contributions	348	257
Employer contributions	0	0
Transfers from joiners' previous plans	1,451	1,302
Increase (decrease) through changes other than recognized in profit (loss) or remeasurement, net defined benefit liability (asset)	(1,799)	(1,559)
Exchange differences	838	74
Change in financial assumptions		686
Other actuarial losses	775	609
Plan asset gains	0	0
Exchange differences		93
Change in demographic assumptions	(460)
Remeasurements	315	1,388
Defined benefit plan, ending balance	11,809	7,880	4,372
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit plan, beginning balance	5,196	2,986
Current service cost	0	0
Impact of plan changes		0
Interest cost / (income)	11	25
Defined benefit plan costs	(11)	(25)
Employee contributions	348	257
Employer contributions	690	515
Transfers from joiners' previous plans	1,451	1,302
Increase (decrease) through changes other than recognized in profit (loss) or remeasurement, net defined benefit liability (asset)	(2,489)	(2,074)
Exchange differences	560	69
Change in financial assumptions		0
Other actuarial losses	0	0
Plan asset gains	10	2
Exchange differences		40
Change in demographic assumptions	0
Remeasurements	10	42
Defined benefit plan, ending balance	$ 8,266	$ 5,196	$ 2,986